Regulatory Matters (Schedule of Interim Rate Update Applications) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
DCRF [Member] | Docket No. 56963 [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Interim Rate Increase (Decrease), Amount	$ 90
DCRF [Member] | Docket No. 56306 [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Interim Rate Increase (Decrease), Amount	$ 81
DCRF [Member] | Docket No. 55525 [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Interim Rate Increase (Decrease), Amount		$ 53
DCRF [Member] | Docket No. 55190 [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Interim Rate Increase (Decrease), Amount		153
TCOS [Member] | Docket No. 55282 [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Interim Rate Increase (Decrease), Amount		$ 42